Investments in Equity Method Investees	6 Months Ended
Sep. 30, 2021
Equity Method Investments and Joint Ventures [Abstract]
Investments in Equity Method Investees	INVESTMENTS IN EQUITY METHOD INVESTEES
Summarized Financial Information of the MUFG Group’s Equity Method Investee
Summarized operating results of Morgan Stanley, the largest portion of the MUFG Group’s equity method investees, for the six months ended September 30, 2020 and 2021 are as follows:

	2020	2021
	(in billions)
Net revenues	¥2,714	¥3,240
Total non-interest expenses	1,838	2,193
Income from continuing operations before income taxes	838	1,037
Net income applicable to Morgan Stanley	632	793